LOANS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Past-due loans
Undistributed commitments	$ 7,376,713	$ 1,725,311
Loans 30-59 Days Past Due	1,222,565	1,147,008
Loans 60-89 Days Past Due	616,832	2,275,541
Loans 90 or More Days Past Due	3,063,148	9,411,052
Total Past Due Loans	4,902,545	12,833,601
Current Loans	403,337,989	384,268,793
Total	408,240,534	397,102,394
Accruing Loans 90 or More Days Past Due	209,004	404,984
Non-accrual loans	11,471,329	11,166,843
Construction and land
Past-due loans
Undistributed commitments	7,376,713	1,725,311
Real estate loans
Past-due loans
Loans 30-59 Days Past Due	956,382	834,339
Loans 60-89 Days Past Due	577,608	2,025,340
Loans 90 or More Days Past Due	2,721,874	9,075,578
Total Past Due Loans	4,255,864	11,935,257
Current Loans	319,208,571	315,935,613
Total	323,464,435	327,870,870
Accruing Loans 90 or More Days Past Due	182,770	404,984
Non-accrual loans	11,015,605	10,775,371
Real estate loans | One-to-four family
Past-due loans
Loans 30-59 Days Past Due	318,052	679,214
Loans 60-89 Days Past Due	577,608	49,977
Loans 90 or More Days Past Due	1,811,054	946,915
Total Past Due Loans	2,706,714	1,676,106
Current Loans	109,643,679	113,864,214
Total	112,350,393	115,540,320
Accruing Loans 90 or More Days Past Due	182,770	404,984
Non-accrual loans	2,087,073	1,203,351
Real estate loans | Multi-family
Past-due loans
Loans 90 or More Days Past Due		235,837
Total Past Due Loans		235,837
Current Loans	42,203,212	39,245,889
Total	42,203,212	39,481,726
Non-accrual loans	3,005,771	1,119,696
Real estate loans | Commercial
Past-due loans
Loans 30-59 Days Past Due	638,330
Loans 60-89 Days Past Due		1,745,863
Loans 90 or More Days Past Due	535,402	762,168
Total Past Due Loans	1,173,732	2,508,031
Current Loans	137,593,141	126,148,773
Total	138,766,873	128,656,804
Non-accrual loans	3,466,342	762,168
Real estate loans | Construction and land
Past-due loans
Loans 30-59 Days Past Due		155,125
Loans 60-89 Days Past Due		229,500
Loans 90 or More Days Past Due	375,418	7,130,658
Total Past Due Loans	375,418	7,515,283
Current Loans	29,768,539	36,676,737
Total	30,143,957	44,192,020
Non-accrual loans	2,456,419	7,690,156
Commercial business
Past-due loans
Loans 30-59 Days Past Due	217,800	202,874
Loans 60-89 Days Past Due		126,674
Loans 90 or More Days Past Due	286,692	193,697
Total Past Due Loans	504,492	523,245
Current Loans	70,746,590	48,153,718
Total	71,251,082	48,676,963
Accruing Loans 90 or More Days Past Due	26,234
Non-accrual loans	260,458	249,695
Consumer
Past-due loans
Loans 30-59 Days Past Due	48,383	109,795
Loans 60-89 Days Past Due	39,224	123,527
Loans 90 or More Days Past Due	54,582	141,777
Total Past Due Loans	142,189	375,099
Current Loans	13,382,828	20,179,462
Total	13,525,017	20,554,561
Non-accrual loans	195,266	141,777
Consumer | Home equity
Past-due loans
Loans 30-59 Days Past Due	48,383	109,795
Loans 60-89 Days Past Due	34,980	123,527
Loans 90 or More Days Past Due	49,090	141,777
Total Past Due Loans	132,453	375,099
Current Loans	11,929,655	18,764,751
Total	12,062,108	19,139,850
Non-accrual loans	185,531	141,777
Consumer | Automobile and other
Past-due loans
Loans 60-89 Days Past Due	4,244
Loans 90 or More Days Past Due	5,492
Total Past Due Loans	9,736
Current Loans	1,453,173	1,414,711
Total	1,462,909	1,414,711
Non-accrual loans	$ 9,735